Warrants	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Warrants

25.	Warrants

	No. of warrants	Amount
		$’000
2021
Beginning and end of financial year	112,000	5,742

2020
Beginning and end of financial year	112,000	5,742

2019
Beginning and end of financial year	112,000	5,742

On 12 October 2018, in conjunction with issuance of Series D1 and D2 preference shares, the Group issued a total of 112,000 warrants at a price of $52.33 per warrant. Each warrant carries the right to subscribe for one new ordinary share in the capital of the Group within 60 months following the date of issuance at an exercise price of $341.60 per warrant. The Group has a right to accelerate the exercise period subject upon meeting certain conditions.